Intangible Assets, Net (Details) - Schedule of amortization of intangible assets	Dec. 31, 2022 USD ($)
Schedule of Amortization of Intangible Assets [Abstract]
2023	$ 115,400
2024	115,400
2025	115,400
2026	115,400
2027	115,400
Thereafter	4,384,881
Total	$ 4,961,881